Consolidated Statement of Profit (Loss) and Other Comprehensive Income (Loss) (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Fines and penalties on overdue loans and borrowings and finance leases payments	₽ 1,161	₽ 6,013	₽ 19,167